Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 01, 2018
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Nov. 01, 2018
Document Effective Date	Nov. 01, 2018
Prospectus Date	Aug. 28, 2018
AllianzGI Income & Growth Fund | Class A
Prospectus:
Trading Symbol	AZNAX
AllianzGI Income & Growth Fund | Class C
Prospectus:
Trading Symbol	AZNCX
AllianzGI Income & Growth Fund | Class T
Prospectus:
Trading Symbol	AZNTX
AllianzGI Income & Growth Fund | R
Prospectus:
Trading Symbol	AIGRX
AllianzGI Income & Growth Fund | Institutional Class
Prospectus:
Trading Symbol	AZNIX
AllianzGI Income & Growth Fund | P
Prospectus:
Trading Symbol	AIGPX